Related Party Transactions (Details Narrative) (OWP Ventures, Inc.) - OWP Ventures, Inc. [Member] - USD ($)								2 Months Ended	3 Months Ended
	Dec. 14, 2018	Nov. 09, 2018	Oct. 04, 2018	Sep. 20, 2018	Jul. 28, 2018	Jun. 15, 2018	Mar. 26, 2018	Feb. 19, 2019	Feb. 05, 2019
Number of stock sold	100,000		357,143	238,095	476,191	1,190,476		3,900,000
Sale of stock price per share	$ 0.50		$ 0.42	$ 0.42	$ 0.42	$ 0.42		$ 0.50
Number of stock sold, value	$ 50,000		$ 150,000	$ 100,000	$ 200,000	$ 500,000		$ 1,950,000
Subscriptions Receivable [Member]
Number of stock sold, value		$ 485
Chief Executive Officer [Member]
Number of stock sold							100
Sale of stock price per share							$ 0.10
Number of stock sold, value							$ 10
Chief Executive Officer [Member] | Subscriptions Receivable [Member]
Number of stock sold							4,844,900
Sale of stock price per share							$ 0.0001
Nine Founders [Member]
Number of stock sold							16,205,000
Sale of stock price per share							$ 0.0001
Number of stock sold, value									$ 1,620